Document and Entity Information Document	May 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2021
Entity Registrant Name	EOG RESOURCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9743
Entity Tax Identification Number	47-0684736
Entity Address, Address Line One	1111 Bagby
Entity Address, Address Line Two	Sky Lobby 2
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	651-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000821189
Amendment Flag	false